Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Held-to-maturity securities, estimated fair value	$ 687,130	$ 198,893	$ 311,860
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	118,020,280	118,020,280	118,020,280
Common stock, shares outstanding	112,155,719	111,915,882	110,937,672
Treasury stock, shares	5,864,561	6,104,398	7,082,608